Leases (Details)			3 Months Ended		12 Months Ended
		Jul. 06, 2022 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Leases [Line Items]
Depreciation of right-of-use assets							$ 79,625
Interest expense on lease liabilities		$ 1,265,043
Gain on lease modification				$ (166,661)	204,146
Discontinued operations [member]
Leases [Line Items]
Depreciation of right-of-use assets			$ 669,314	$ 400,825	5,608,917	7,521,846	5,231,093
Interest expense on lease liabilities						31,357	33,116
Right-of-use assets [member]
Leases [Line Items]
Depreciation of right-of-use assets	[1]				37,098	48,542	50,071
Right-of-use assets [member]
Leases [Line Items]
Depreciation expense					$ 294,942	$ 362,005	$ 120,236

[1]	Depreciation of right-of-use assets recognized as an expense in cost of sales is included in Net income (loss) and comprehensive income (loss) from discontinued operations